Income Taxes (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective statutory tax rates	25.00%			25.00%	25.00%	25.00%
Principal income tax rate, percentage				25.00%	25.00%
Operating loss carryforward					$ 519,248
PRC [Member]
Effective statutory tax rates					25.00%	25.00%
Zhongdehui (SZ) Development Co., Limited [Member]
Effective statutory tax rates		25.00%	25.00%
Principal income tax rate, percentage		25.00%
Operating loss carryforward		$ 357,535
Operating loss carryforward expiry date, description		Expire on various dates from December 31, 2021 to December 31, 2023.
Zhongdehui (SZ) Development Co., Limited [Member] | PRC [Member]
Effective statutory tax rates		25.00%	25.00%